Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 7,959,928	$ 2,171,352	$ 1,034,936
Less: Accumulated depreciation	(727,239)	(416,330)	(249,651)
Property and Equipment, net	7,232,689	1,755,022	785,285
Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	419,950	400,558	113,485
Machinery & Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	267,477	212,317	103,684
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	669,909	306,607	242,633
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 963,759	976,870	575,134
Construction in progress-Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 275,000